Performance Management - Tremblant Opportunistic Global ETF	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund commenced operations by acquiring all of the assets and liabilities of Tremblant Tax Efficient Fund LP, an unregistered private investment fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”) in which investors in the Predecessor Fund received shares of the Fund. The Fund was formed to continue the operations of the Predecessor Fund in a registered ETF format. The Predecessor Fund is considered to be the accounting survivor of the Reorganization, meaning that the Fund has assumed the performance history of the Predecessor Fund.
The Predecessor Fund was organized as a Delaware limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.
The investment objectives, policies, and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Fund’s investment adviser is under common control with the entity that served as investment adviser to the Predecessor Fund, and the portfolio manager responsible for managing the Predecessor Fund since its inception is the portfolio manager for the Fund.
The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Fund for its first full calendar year, following which are the highest and lowest performance quarters during the period shown in the bar chart. The performance table compares the Predecessor Fund’s performance over time to the performance of a broad-based market index.
The Fund is registered as an ETF as of the April 30, 2024, does not have a full calendar year of performance as an ETF. Performance shown prior to April 30, 2024 below is for Subclass A of the Predecessor Fund, which commenced operations July 31, 2022, and that performance information reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies). A separate share class of the Predecessor Fund commenced operations one month earlier than Subclass A, but that class did not incur management fees and the Predecessor Fund’s investment strategy was not fully implemented during that month, and therefore its performance has not been included. The performance of the Predecessor Fund has not been restated to reflect the anticipated expenses of the Fund, which are expected to be lower than those of the Predecessor Fund. Also, the Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance.
The Predecessor Fund’s past performance shown below is not necessarily an indication of how the Fund will perform in the future. Past performance will not necessarily continue in the future. Updated performance information is available at www.tremblantetf.com or by calling (212) 303-7358.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance shown below is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]

Best Quarter	Q4, 2023	14.46%
Worst Quarter	Q3, 2023	-3.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.94%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns for periods ended December 31, 2024
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees expenses and taxes)
Performance Availability Website Address [Text]	www.tremblantetf.com
Performance Availability Phone [Text]	(212) 303-7358